                                   FORM N-SAR
                                  ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for fiscal year ending:  12/31/04(b)

Is this a transition report: (Y/N)  N
                                   ---

Is this an amendment to a previous filing? (Y/N)  N
                                                 ---

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name:  THE FIDELITY VARIABLE ACCOUNT II OF MONARCH
                        LIFE INSURANCE COMPANY
   B. File Number:      811-591
   C. Telephone Number: (413) 784-7075

2. A. Street: ONE MONARCH PLACE
   B. City: Springfield   C. State:  MA   D. Zip Code:  01133    Zip Ext.
   E. Foreign Country:                Foreign Postal Code:

3. Is this the first filing on this form by the Registrant? (Y/N)  N
                                                                  ---

4. Is this the last filing on this form by Registrant? (Y/N)  N
                                                             ---

5. Is Registrant a small business investment company (SBIC)? (Y/N)  N
                                                                   ---
   [If answer is "Y" (Yes) complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT)? (Y/N)  Y
                                                      ---
   [If answer is "Y" (Yes) complete only items 111 through 132.]

7. A.  Is Registrant a series or multiple portfolio company? (Y/N)  N
                                                                   ---
  [If answer is "N" (No), go to item 8.]


   B. How many separate series or portfolios did Registrant have at the end of the period?________

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For fiscal year ending: 12/31/04
File number 811-591

113. A. [/] Trustee Name:
     B. [/] City:                    State:            Zip Code:                    Zip Ext.:
        [/] Foreign Country:                           Foreign Postal Code:

113. A. [/] Trustee Name:
     B. [/] City:                    State:            Zip Code:                    Zip Ext.:
        [/] Foreign Country:                           Foreign Postal Code:

114. A. [/] Principal Underwriter Name:
     B. [/] File Number:
     C. [/] City:                    State:            Zip Code:                    Zip Ext.:
        [/] Foreign Country:                           Foreign Postal Code:

114. A. [/] Principal Underwriter Name:
     B. [/] File Number:
     C. [/] City:                    State:            Zip Code:                    Zip Ext.:
        [/] Foreign Country:                           Foreign Postal Code:

115. A. [/] Independent Public Accountant Name:
     B. [/] City:                    State:            Zip Code:                    Zip Ext.:
        [/] Foreign Country:                           Foreign Postal Code:

115. A. [/] Independent Public Accountant Name:
     B. [/] City:                    State:            Zip Code:                    Zip Ext.:
        [/] Foreign Country:                           Foreign Postal Code:


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      Re:The Fidelity Variable Account II of Monarch Life Insurance Company
                                File No. 811-591
                           Annual Report on Form N-SAR

For period ending: 12/31/04

123. [/] State the total value of the additional units considered in answering item 122 ($000's omitted)
                                                                                                                 -----------

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units to be measured on the date they were
         placed in the subsequent series) ($000's omitted)                                                       -----------

125. [/] State the total dollar amount of sales load collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)
                                                                                                                 -----------
126.     Of the amount shown in item 125, state the total dollar amount of sales load collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series) ($000's omitted)
                                                                                                                 -----------

127.     List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distribution made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                                        Number of               Total Assets               Total Income
                                                         Series                   ($000's                 Distributions
                                                        Investing                 omitted)               ($000's omitted)
                                                      --------------          -----------------        ---------------------
A.  U. S. Treasury direct issue                                               $                        $
                                                      --------------          -----------------        ---------------------

B.  U. S. Government agency                                                   $                        $
                                                      --------------          -----------------        ---------------------

C.  State and municipal tax-free                                              $                        $
                                                      --------------          -----------------        ---------------------

D.  Public utility debt                                                       $                        $
                                                      --------------          -----------------        ---------------------

E.  Brokers or dealers debt or debt of
    brokers' or dealers' parent                                               $                        $
                                                      --------------          -----------------        ---------------------

F.  All other corporate intermed. & long -
    term debt                                                                 $                        $
                                                      --------------          -----------------        ---------------------

G.  All other corporate short-term                                            $                        $
                                                      --------------          -----------------        ---------------------

H.  Equity securities of brokers or dealers
    or parents of brokers or dealers                                          $                        $
                                                      --------------          -----------------        ---------------------

I.  Investment company equity securities                                      $                        $
                                                      --------------          -----------------        ---------------------

J.  All other equity securities                             1                 $             900        $
                                                      --------------          -----------------        ---------------------

K.  Other securities                                                                                   $
                                                      --------------          -----------------        ---------------------

L.  Total assets of all series of registrant                1                 $             900        $
                                                      --------------          -----------------        ---------------------

For period ending: 12/31/04

File No. 811-591

128. [/]   Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)
                                                                                                                         --------
                                                                                                                           Y/N
           {If answer is "N" (No), go to item 131.}


129. [/]   Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
                                                                                                                         --------
                                                                                                                           Y/N

130. [/]   In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)
                                                                                                                         --------
                                                                                                                           Y/N

131. [/]   Total expenses incurred by all series of Registrant during the current reporting period
           ($000's omitted)                                                                                                $9
                                                                                                                         --------


132. [/]   List the "811" (Investment Company Act of 1940) registration number of all Series of Registration that are being included in this filing:

             811- _______      811- _______     811- _______      811- _______     811- _______

             811- _______      811- _______     811- _______      811- _______     811- _______

             811- _______      811- _______     811- _______      811- _______     811- _______

             811- _______      811- _______     811- _______      811- _______     811- _______

             811- _______      811- _______     811- _______      811- _______     811- _______

             811- _______      811- _______     811- _______      811- _______     811- _______

             811- _______      811- _______     811- _______      811- _______     811- _______

             811- _______      811- _______     811- _______      811- _______     811- _______

             811- _______      811- _______     811- _______      811- _______     811- _______
